Average Annual Total Returns - Class ACRR6IS - DWS International Growth Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax Since Inception	Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	Morgan Stanley Capital International (MSCI) All Country World ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Jun. 01, 2016	31.74%	9.07%	21.51%	9.37%